Segment Reporting - Reconciliation of Total Segment Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Total assets	$ 2,164,846	$ 6,531,982
Disposal Group, Including Discontinued Operation, Assets	0	4,804,439
Segment Reconciling Items | Cash and cash equivalents
Segment Reporting Information [Line Items]
Total assets	309,857	108,977
Segment Reconciling Items | Other assets not allocated
Segment Reporting Information [Line Items]
Total assets	15,311	17,123
Segment Reconciling Items | Short-term Investments
Segment Reporting Information [Line Items]
Total assets	210,000	0
Segment Reconciling Items | Continuing Operations
Segment Reporting Information [Line Items]
Total assets	2,164,846	1,727,543
Consolidation, Eliminations
Segment Reporting Information [Line Items]
Total assets	(2,486)	(4,217)
Teekay Tankers | Tankers [Member] | Operating Segments
Segment Reporting Information [Line Items]
Total assets	1,603,142	1,568,177
Teekay Parent [Member] | Offshore Production | Operating Segments
Segment Reporting Information [Line Items]
Total assets	661	20,695
Teekay Parent [Member] | Other | Operating Segments
Segment Reporting Information [Line Items]
Total assets	$ 28,361	$ 16,788